united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	7/31/25

Item 1. Reports to Stockholders.

(a)

Hypatia Women CEO ETF

(WCEO) NYSE Arca, Inc.

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Hypatia Women CEO ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.wceoetf.com/. You can also request this information by contacting us at 1-888-338-3166. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hypatia Women CEO ETF	$85	0.85%

How did the Fund perform during the reporting period?

The Hypatia Women CEO ETF (the “Fund”) seeks to provide capital appreciation. The Fund expects to be primarily invested in components of the Hypatia Women CEO Index (the "Index"). The Index tracks the performance of exchange-traded equity securities of U.S. companies that have market capitalizations of at least $500 million and are led by a female Chief Executive Officer. The FT Wilshire Small Cap Total Return Index is the Fund's primary benchmark (the "Benchmark Index") and the Russell 1000 Equal Weight Index is the Fund’s Broad-Based Securities Market Index (the “Broad-Based Index”). From July 31, 2024, through July 31, 2025 (the “Reporting Period”), the total return for the Fund was -0.48%, and the return for the Index was 1.23%. In comparison to the Fund’s performance, during the Reporting Period, the Benchmark Index's total return was 5.11% and the Broad-Based Index's total return was 8.54%.

The Fund’s top three contributing sectors towards returns through the Reporting Period were Information Technology, Consumer Discretionary, and Real Estate contributing 2.73%, 1.89%, and 1.74% to returns, respectively. The top three detracting sectors towards returns through the Reporting Period were Healthcare, Industrials, and Materials, contributing -1.69%, -1.12%, and -0.75% to returns, respectively. Information Technology was the best performing sector with a return of 17.58%. Healthcare was the worst performing sector with a return of -28.68%.

On an individual security level, the top contributors to the Fund’s performance during the Reporting Period were led by companies across various sectors, including GeneDx Holdings (WGS), Tapestry (TPR), NextNav (NN), Oracle (ORCL), and UroGen Pharma (URGN). These positions delivered significant positive total returns, with GeneDx and Tapestry both generating outsized gains of over 170%. Conversely, the largest detractors from performance included Q32 Bio (QTTB), Cargo Therapeutics (CRGX), Climb Bio (CLYM), Torrid Holdings (CURV), and AMN Healthcare Services (AMN), all of which posted declines exceeding -70% during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hypatia Women CEO ETF - NAV
Hypatia Women CEO Index
Russell 1000 Equal Weight Index
$15,000
$12,500
$10,000
$7,500
$12,757
$12,653
$12,141
01/06/23
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
07/31/25

	Hypatia Women CEO ETF - NAV	Hypatia Women CEO Index	Russell 1000 Equal Weight Index
01/06/23	$10,000	$10,000	$10,000
03/31/23	$10,129	$10,280	$10,058
06/30/23	$10,204	$10,436	$10,287
09/30/23	$9,792	$10,017	$9,856
12/31/23	$11,109	$11,403	$10,962
03/31/24	$11,587	$11,944	$11,532
06/30/24	$11,219	$11,572	$11,196
09/30/24	$12,357	$12,681	$12,261
12/31/24	$12,057	$12,671	$12,226
03/31/25	$11,092	$11,595	$12,037
06/30/25	$11,834	$12,352	$12,599
07/31/25	$12,141	$12,653	$12,757

Average Annual Total Returns

	1 Year	Since Inception (January 6, 2023)
Hypatia Women CEO ETF - NAV	-0.48%	7.86%
Hypatia Women CEO ETF - Market Price	-0.58%	7.83%
FT Wilshire Small Cap Total Return Index	5.11%	12.67%
Hypatia Women CEO Index	1.23%	9.61%
Russell 1000 Equal Weight Index	8.54%	9.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$5,177,302
Number of Portfolio Holdings	164
Advisory Fee	$34,992
Portfolio Turnover	91%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Rights	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
17.9%
Financials
16.8%
Industrials
15.5%
Consumer Discretionary
12.7%
Health Care
9.1%
Real Estate
6.8%
Materials
6.3%
Consumer Staples
4.6%
Communications
4.4%
Energy
3.4%
Utilities
2.8%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Utilities	2.8%
Energy	3.4%
Communications	4.4%
Consumer Staples	4.6%
Materials	6.3%
Real Estate	6.8%
Health Care	9.1%
Consumer Discretionary	12.7%
Industrials	15.5%
Financials	16.8%
Technology	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lincoln National Corporation	1.0%
PagerDuty, Inc.	1.0%
Acadian Asset Management, Inc.	1.0%
Advanced Micro Devices, Inc.	1.0%
S&P Global, Inc.	1.0%
Arista Networks, Inc.	1.0%
Nasdaq, Inc.	1.0%
Horace Mann Educators Corporation	1.0%
AMERISAFE, Inc.	1.0%
Kinder Morgan, Inc.	1.0%

Material Fund Changes

Effective June 3, 2025, the Fund’s Index Calculation Agent changed from Wilshire Advisors LLC to S&P Opco, LLC. There are no changes to the Hypatia Women CEO Index (the “Index”), the Index methodology or to the Fund’s holdings apart from certain non-material rebalancing with respect to sector weightings to reflect the new underlying reference index. Additionally, effective immediately, John Grenawalt was named one of the Portfolio Managers of the Fund.

Hypatia Women CEO ETF

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.wceoetf.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-WCEO

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$16,100
2024	$15,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$3,200
2024	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2024 and 2025, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2024 and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hypatia Women CEO ETF

WCEO

Annual Financial Statements

& Additional Information

July 31, 2025

1-888-338-3166

www.hypatiacapital.com

The financial statements and additional information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3%
	AEROSPACE & DEFENSE - 1.7%
97	General Dynamics Corporation	$30,226
289	National Presto Industries, Inc.	27,874
54	Northrop Grumman Corporation	31,137
		89,237
	APPAREL & TEXTILE PRODUCTS - 2.4%
4,973	Figs, Inc., Class A(a)	32,325
1,570	Levi Strauss & Company, Class A	30,913
297	Tapestry, Inc.	32,085
11,954	Torrid Holdings, Inc.(a)	29,765
		125,088
	ASSET MANAGEMENT - 1.9%
1,221	Acadian Asset Management, Inc.	51,026
1,975	Franklin Resources, Inc.	47,400
		98,426
	AUTOMOTIVE - 0.6%
617	General Motors Company	32,911

	BANKING - 5.5%
2,256	Alerus Financial Corporation	47,692
1,600	Amalgamated Financial Corporation	46,384
511	Citigroup, Inc.	47,881
2,883	Eagle Bancorp, Inc.	46,387
2,114	Hanmi Financial Corporation	48,219
1,060	US Bancorp	47,658
		284,221
	BEVERAGES - 0.4%
834	MGP Ingredients, Inc.	23,586

	BIOTECH & PHARMA - 3.7%
437	ACADIA Pharmaceuticals, Inc.(a)	10,414
31	Alnylam Pharmaceuticals, Inc.(a)	12,159
3,102	Arbutus Biopharma Corporation(a)	10,175
303	Avidity Biosciences, Inc.(a)	11,123
842	Bicara Therapeutics, Inc.(a)	9,355

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	BIOTECH & PHARMA - 3.7% (Continued)
1,551	Capricor Therapeutics, Inc.(a)	$12,687
172	Halozyme Therapeutics, Inc.(a)	10,315
3,764	Humacyte, Inc.(a)	9,034
4,308	SIGA Technologies, Inc.	28,476
287	Twist Bioscience Corporation(a)	9,635
33	United Therapeutics Corporation(a)	9,065
558	UroGen Pharma Ltd.(a)	10,635
22	Vertex Pharmaceuticals, Inc.(a)	10,051
1,745	Vir Biotechnology, Inc.(a)	8,847
200	Zoetis, Inc.	29,158
		191,129
	CABLE & SATELLITE - 0.8%
154	Cable One, Inc.	19,709
969	Sirius XM Holdings, Inc.	20,465
		40,174
	CHEMICALS - 3.8%
1,608	AdvanSix, Inc.	32,353
2,519	Chemours Company (The)	30,178
472	DuPont de Nemours, Inc.	33,937
596	HB Fuller Company	33,495
104	Sherwin-Williams Company (The)	34,411
911	Valvoline, Inc.(a)	32,113
		196,487
	COMMERCIAL SUPPORT SERVICES - 1.1%
1,553	AMN Healthcare Services, Inc.(a)	28,482
428	UL Solutions, Inc., Class A	31,295
		59,777
	CONSTRUCTION MATERIALS - 0.2%
639	MDU Resources Group, Inc.	11,023

	DATA CENTER REIT - 0.8%
51	Equinix, Inc.	40,045

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	ELECTRIC UTILITIES - 1.3%
164	ALLETE, Inc.	$10,813
166	Alliant Energy Corporation	10,792
292	Avista Corporation	10,892
88	IDACORP, Inc.	11,028
777	PG&E Corporation	10,894
271	Portland General Electric Company	11,143
		65,562
	ELECTRICAL EQUIPMENT - 2.3%
794	Atmus Filtration Technologies, Inc.	30,894
392	nVent Electric PLC	30,741
339	Otis Worldwide Corporation	29,049
929	Sensata Technologies Holding PLC	28,576
		119,260
	ENGINEERING & CONSTRUCTION - 0.6%
419	Exponent, Inc.	28,894

	ENTERTAINMENT CONTENT - 0.4%
2,844	Reservoir Media, Inc.(a)	22,581

	FOOD - 1.0%
490	BellRing Brands, Inc.(a)	26,744
662	Tootsie Roll Industries, Inc.	25,110
		51,854
	GAS & WATER UTILITIES - 1.6%
77	American Water Works Company, Inc.	10,798
2,300	Aris Water Solutions, Inc., Class A	48,922
205	Middlesex Water Company	10,578
138	Southwest Gas Holdings, Inc.	10,783
		81,081
	HEALTH CARE FACILITIES & SERVICES - 3.7%
3,300	AdaptHealth Corporation(a)	29,601
4,088	Brookdale Senior Living, Inc.(a)	31,682
1,137	Centene Corporation(a)	29,642
109	Elevance Health, Inc.	30,856

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.7% (Continued)
374	GeneDx Holdings Corporation(a)	$38,128
1,753	SI-BONE, Inc.(a)	29,854
		189,763
	HEALTH CARE REIT - 0.8%
590	Ventas, Inc.	39,636

	HOME & OFFICE PRODUCTS - 1.1%
1,528	MillerKnoll, Inc.	29,001
2,872	Steelcase, Inc., Class A	29,668
		58,669
	HOME CONSTRUCTION - 1.2%
1,460	Interface, Inc.	30,105
532	Taylor Morrison Home Corporation(a)	31,537
		61,642
	HOTEL REIT - 0.7%
5,146	RLJ Lodging Trust	38,080

	HOUSEHOLD PRODUCTS - 2.0%
201	Clorox Company (The)	25,238
5,333	Coty, Inc., Class A(a)	25,864
1,371	Helen of Troy Ltd.(a)	30,134
16,708	Olaplex Holdings, Inc.(a)	23,224
		104,460
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.7%
176	Chart Industries, Inc.(a)	34,994

	INDUSTRIAL SUPPORT SERVICES - 0.7%
1,104	Global Industrials, Co.	37,602

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
522	Nasdaq, Inc.	50,227

	INSURANCE - 8.4%
1,120	AMERISAFE, Inc.	50,154

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	INSURANCE - 8.4% (Continued)
1,074	Employers Holdings, Inc.	$44,335
1,180	Horace Mann Educators Corporation	50,185
558	Jackson Financial, Inc., Class A	48,858
1,406	Lincoln National Corporation	53,582
608	Principal Financial Group, Inc.	47,321
198	Progressive Corporation (The)	47,924
996	Trupanion, Inc.(a)	47,220
680	Voya Financial, Inc.	47,600
		437,179
	INTERNET MEDIA & SERVICES - 2.3%
169	Expedia Group, Inc.	30,458
6,121	GoodRx Holdings, Inc.(a)	29,320
16,372	Opendoor Technologies, Inc.(a)	30,124
2,281	Upwork, Inc.(a)	27,281
		117,183
	LEISURE FACILITIES & SERVICES - 2.4%
483	Cracker Barrel Old Country Store, Inc.	29,946
553	Dutch Bros, Inc.(a)	32,776
2,661	Lindblad Expeditions Holdings, Inc.(a)	31,799
288	Planet Fitness, Inc., Class A(a)	31,447
		125,968
	MACHINERY - 3.6%
64	Curtiss-Wright Corporation	31,374
281	Federal Signal Corporation	35,567
1,383	Hillenbrand, Inc.	28,642
1,220	Mueller Water Products, Inc., Class A - Series A	30,207
42	Parker-Hannifin Corporation	30,740
293	Veralto Corporation	30,715
		187,245
	MEDICAL EQUIPMENT & DEVICES - 1.7%
1,978	Ceribell, Inc.(a)	28,483
107	Insulet Corporation(a)	30,859
189	Masimo Corporation(a)	29,066
		88,408

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	METALS & MINING - 1.2%
791	Freeport-McMoRan, Inc.	$31,830
4,124	SunCoke Energy, Inc.	30,476
		62,306
	OFFICE REIT - 0.8%
1,063	Kilroy Realty Corporation	39,182

	OIL & GAS PRODUCERS - 2.8%
1,776	Kinder Morgan, Inc.	49,834
285	Marathon Petroleum Corporation	48,504
1,091	Occidental Petroleum Corporation	47,939
		146,277
	PUBLISHING & BROADCASTING - 0.4%
443	New York Times Company (The), Class A	22,987

	REAL ESTATE SERVICES - 0.8%
3,395	Cushman & Wakefield PLC(a)	41,385

	RENEWABLE ENERGY - 0.6%
2,852	Sunrun, Inc.(a)	29,262

	RESIDENTIAL REIT - 2.2%
687	Centerspace	37,393
662	Equity LifeStyle Properties, Inc.	39,667
137	Essex Property Trust, Inc.	35,645
		112,705
	RETAIL - CONSUMER STAPLES - 1.1%
1,286	Albertsons Companies, Inc., Class A	24,717
236	Five Below, Inc.(a)	32,219
		56,936
	RETAIL - DISCRETIONARY - 4.9%
343	Abercrombie & Fitch Company, Class A(a)	32,935
480	Best Buy Company, Inc.	31,229
152	Dick’s Sporting Goods, Inc.	32,150
850	La-Z-Boy, Inc.	30,575

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	RETAIL - DISCRETIONARY - 4.9% (Continued)
3,187	Sally Beauty Holdings, Inc.(a)	$31,041
63	Ulta Beauty, Inc.(a)	32,446
1,551	Victoria’s Secret & Company(a)	29,159
179	Williams-Sonoma, Inc.	33,481
		253,016
	RETAIL REIT - 0.8%
553	Regency Centers Corporation	39,484

	SEMICONDUCTORS - 1.8%
289	Advanced Micro Devices, Inc.(a)	50,954
896	Power Integrations, Inc.	43,474
		94,428
	SOFTWARE - 4.0%
2,730	Bumble, Inc., Class A(a)	21,239
1,567	Clear Secure, Inc., Class A	46,085
86	HubSpot, Inc.(a)	44,690
193	Oracle Corporation	48,978
707	Workiva, Inc.(a)	45,128
		206,120
	STEEL - 1.1%
324	ATI, Inc.(a)	24,929
118	Reliance, Inc.	34,235
		59,164
	TECHNOLOGY HARDWARE - 4.7%
411	Arista Networks, Inc.(a)	50,643
1,068	Clearfield, Inc.(a)	46,789
946	Flex Ltd.(a)	47,177
3,074	NextNav, Inc.(a)	45,464
3,193	PagerDuty, Inc.(a)	51,472
		241,545
	TECHNOLOGY SERVICES - 7.5%
167	Accenture PLC, Class A	44,606
99	Automatic Data Processing, Inc.	30,641
260	CDW Corporation	45,339

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	TECHNOLOGY SERVICES - 7.5% (Continued)
607	Fidelity National Information Services, Inc.	$48,202
326	Insight Enterprises, Inc.(a)	38,657
2,816	Integral Ad Science Holding Corporation(a)	23,091
400	Parsons Corporation(a)	29,680
92	S&P Global, Inc.	50,700
263	Science Applications International Corporation	29,319
280	WEX, Inc.(a)	47,510
		387,745
	TELECOMMUNICATIONS - 0.4%
5,306	Lumen Technologies, Inc.(a)	23,612

	TRANSPORTATION & LOGISTICS - 3.1%
359	ArcBest Corporation	26,254
1,196	International Seaways, Inc.	47,721
202	JB Hunt Transport Services, Inc.	29,098
6,921	JetBlue Airways Corporation(a)	30,729
295	United Parcel Service, Inc., Class B	25,417
		159,219
	TRANSPORTATION EQUIPMENT - 1.7%
82	Cummins, Inc.	30,145
637	Greenbrier Companies, Inc. (The)	28,984
1,158	Trinity Industries, Inc.	26,981
		86,110

	TOTAL COMMON STOCKS (Cost $4,990,936)	5,193,875

	RIGHTS — 0.0%
	MEDICAL EQUIPMENT & DEVICES - 0.0%
71	Blueprint Medicines Corporation – CVR (Cost $-)(a),(b)	-

	TOTAL INVESTMENTS - 100.3% (Cost $4,990,936)	$5,193,875
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(16,573)
	NET ASSETS - 100.0%	$5,177,302

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Fair value was determined using significant unobservable inputs.

See accompanying notes to financial statements.

Hypatia Women CEO ETF

Statement of Assets and Liabilities

July 31, 2025

ASSETS
Securities, at cost	$4,990,936
Securities, at fair value	$5,193,875
Receivable for securities sold	1,018,537
Receivable for capital shares	615,910
Dividends and interest receivable	2,884
Receivable due from affiliate	4,095
TOTAL ASSETS	6,835,301

LIABILITIES
Due to custodian	9,059
Payable for investments purchased	1,032,515
Payable for capital shares redeemed	609,094
Investment advisory fees payable	7,331
TOTAL LIABILITIES	1,657,999
NET ASSETS	$5,177,302

NET ASSETS CONSIST OF:
Paid in capital	$5,842,265
Accumulated earnings	(664,963)
NET ASSETS	$5,177,302

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	170,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$30.45

See accompanying notes to financial statements.

Hypatia Women CEO ETF

Statement of Operations

For the Year Ended July 31, 2025

INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld: $26)	$68,783
Interest Income	844
TOTAL INVESTMENT INCOME	69,627

EXPENSES
Investment advisory fees	34,992
Custody overdraft fees	24
TOTAL EXPENSES	35,016
NET INVESTMENT INCOME	34,611

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(586,206)
In-kind redemptions	794,101
Realized gain from investments	207,895

Net change in unrealized appreciation of investments	(245,237)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(37,342)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,731)

See accompanying notes to financial statements.

Hypatia Women CEO ETF

Statements of Changes in Net Assets

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
FROM OPERATIONS
Net investment income	$34,611	$33,053
Net realized gain from investments	207,895	109,752
Net change in unrealized appreciation/(depreciation) of investments	(245,237)	294,503
Net increase/(decrease) in net assets resulting from operations	(2,731)	437,308

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(34,762)	(28,677)
Net decrease in net assets resulting from distributions to shareholders	(34,762)	(28,677)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,894,501	2,499,507
Payments for shares redeemed	(3,079,481)	(2,257,558)
Transaction Fees	4,000	6,000
Net increase in net assets from shares of beneficial interest	1,819,020	247,949

TOTAL INCREASE IN NET ASSETS	1,781,527	656,580

NET ASSETS
Beginning of Year	3,395,775	2,739,195
End of Year	$5,177,302	$3,395,775

SHARE ACTIVITY
Shares Sold	160,000	90,000
Shares Redeemed	(100,000)	(80,000)
Net increase in shares of beneficial interest outstanding	60,000	10,000

See accompanying notes to financial statements.

Hypatia Women CEO ETF

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended July 31, 2025		Year Ended July 31, 2024	Period* Ended July 31, 2023
Net asset value, beginning of year/period	$30.87		$27.39	$25.54

Activity from investment operations:
Net investment income (1)	0.25		0.30	0.18
Net realized and unrealized gain/(loss) on investments	(0.40)		3.44	1.67
Total from investment operations	(0.15)		3.74	1.85

Less distributions from:
Net investment income	(0.27)		(0.26)	-
Total distributions	(0.27)		(0.26)	-

Net asset value, end of year/period	$30.45		$30.87	$27.39

Market price, end of year/period	$30.43		$30.88	$27.37

Total return (2)	(0.48	)%(3)	13.75%	7.24%

Market price total return	(0.58)%		13.87%	7.17%

Net assets, end of year/period (000’s)	$5,177		$3,396	$2,739

Ratio of expenses to average net assets	0.85%		0.85%	0.85	%(4)
Ratio of net investment income to average net assets	0.84%		1.11%	1.26	%(4)
Portfolio Turnover Rate (5)	91%		77%	51	%(6)

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Calculated based on Net Asset Value. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.
(3)	Includes a reimbursement from an affiliate for a trading error. Without this reimbursement, the total return would have been (0.55)%.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from in kind transactions.
(6)	Not annualized.

See accompanying notes to financial statements.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

1.	ORGANIZATION

The Hypatia Women CEO ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide capital appreciation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has appointed the Fund’s advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,193,875	$-	$-	$5,193,875
Rights	-	-	-	-
Total Investments	$5,193,875	$-	$-	$5,193,875

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

As of July 31, 2025, level 3 contingent value rights represented 0.0% of the Fund’s net assets. A reconciliation of level 3 investments, including certain disclosures related to significant inputs used in valuing level 3 investments, is therefore excluded.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended July 31, 2023-July 31, 2024, or expected to be taken in the Fund’s July 31, 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for three years.

Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information include further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, cash redemption risk, cybersecurity risk, ETF structure risk, equity securities risk, fluctuation of net asset value risk, gap risk, geographic risk, index risk, information technology sector risk, large-cap and mega-cap securities risk, liquidity risk, management risk, market events risk, market risk, micro-cap companies risk, new adviser risk, new fund risk, non-correlation risk, portfolio turnover risk, REITs risk, regulatory risk, sector risk, securities lending risk, small- and mid-cap securities risk, valuation risk, volatility risk, and women CEO risk.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S government and the Federal Reserve may, conversely, reduce market support activities, including by increasing interest rates. Such reductions, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s NAV. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Securities Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small- and Mid-Cap Securities Risk: The stocks of small and medium capitalization companies involve substantial risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and medium-sized companies typically have less experienced management, limited markets, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Large- and Mega-Cap Securities Risk. The securities of large- and mega-capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large- and mega-market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Correlation Risk. The performance of the Fund and of the Hypatia Women CEO Index (the “Index”) may vary for a variety of reasons, including that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

Women CEO Risk. The returns on a portfolio of securities that excludes companies that are not led by female Chief Executive Officers or that do not have an Executive Chairperson or Chairperson who is female, may trail the returns on a portfolio of securities that includes such companies. Investing only in a portfolio of securities that are led by female Chief Executive Officers or that have an Executive Chairperson or Chairperson who is female may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the investments were not so focused.

Index Risk. Because the Fund invests primarily in components of the Index, the Fund’s investments are subject to the risks associated with changes to the Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to closely follow the Index. The Index Calculation Agent relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the Fund is actively managed and does not track the Index and the Adviser’s investment approach may not produce the desired results and may cause the Fund to underperform the Index. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Micro-Cap Companies Risk. Investments in micro-cap companies will be subject to the same risks as investments in small-cap companies. In addition, the securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments relative to larger companies.

New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the year ended July 31, 2025, amounted to $3,869,056 and $4,361,204, respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the year ended July 31, 2025, amounted to $4,866,001 and $2,527,355, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hypatia Capital Management LLC serves as the Fund’s investment advisor (the “Advisor”). Subject to the supervision of the Board, the Advisor is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.85% of the average daily net assets of the Fund. The Fund’s management fee is a “unitary” fee that includes all operating expenses payable by a Fund, except for brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which a Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses. For the year ended July 31, 2025, the Fund incurred advisory fees in the amount of $34,992.

The Advisor has engaged Vident Advisory, LLC (the “Sub-Advisor”) to serve as the Fund’s sub-advisor. Under the supervision of the Advisor, the Sub-Advisor is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Advisor, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor. As compensation for the sub-advisory services the Sub-Advisor provides to the Fund, the Advisor will pay the Sub-Advisor 0.05% on the first $250 million in assets, 0.045% on the next $250 million in assets, and 0.04% on all assets exceeding $500 million, subject to an annual minimum of $29,000, pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor with respect to the Fund (the “Sub-Advisory Agreement”). The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund.

The due from affiliate as disclosed on the Statement of Assets and Liabilities was collected by the Fund on August 2, 2025.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”).

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Advisor pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund or Advisor for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Advisor.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at July 31, 2025, were as follows:

Cost for Federal Tax purposes	$5,108,593

Unrealized Appreciation	$456,172
Unrealized Depreciation	(370,890)
Tax Net Unrealized Appreciation	$85,282

7.	TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal year ended July 31, 2025, and July 31, 2024, were as follows:

	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
Ordinary Income	$34,762	$28,677
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$34,762	$28,677

As of July 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$17,153	$-	$(437,141)	$(330,257)	$-	$85,282	$(664,963)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $437,141.

At July 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$269,418	$60,839	$330,257	$-

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended July 31, 2025, as follows:

Paid In Capital	Accumulated Deficit
$681,317	$(681,317)

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the year ended July 31, 2025, the Fund received $4,000 in fixed fees. For the year ended July 31, 2025, the Fund received $0 in variable fees.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases
$500	2.00%*

*	As a percentage of the amount invested.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Hypatia Women CEO ETF and Board of Trustees of

Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hypatia Women CEO ETF (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period January 9, 2023 (commencement of operations) through July 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period January 9, 2023 through July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2025

Hypatia Women CEO ETF

ADDITIONAL INFORMATION (Unaudited)

July 31, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Hypatia Capital Management LLC and Vident Investment Advisory, LLC for the Hypatia Women CEO ETF

At a meeting held on June 10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) among Vident Advisory, LLC (“Vident” or the “Sub-Adviser”), Hypatia Capital Management LLC (“Hypatia” or the “Adviser”) and the Trust, on behalf of the Hypatia Women CEO ETF (the “Hypatia ETF” or the “Fund”).

In connection with the Board’s consideration of the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Sub- Adviser; (ii) a description of the Sub-Adviser’s investment management and other personnel; (iii) an overview of the Sub-Adviser’s operations and financial condition; (iv) a description of the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Sub-Adviser’s fund-related operations; (vii) the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies. The Board also took into account Hypatia’s evaluation of the Sub-Adviser’s performance and that Hypatia was recommending that Vident be continued as the Sub-Adviser.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Vident. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to Vident is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by Vident, including quarterly performance reports prepared by management containing reviews of investment results. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Hypatia Women CEO ETF

ADDITIONAL INFORMATION (Unaudited)(Continued)

July 31, 2025

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent, and Quality of Services. The Board reviewed materials provided by Vident related to the Sub-Advisory Agreement with respect to the Fund, including: the Sub-Advisory Agreement; a description of Vident’s trading process; an overview of the personnel that perform services for the Fund and their background and experience; a summary of the financial condition of the Sub-Adviser; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j- 1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record of the Fund and the fees and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (“Peer Group”).

The Board noted that the information received from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act included evaluations of the regulatory compliance systems of the Sub-Adviser. The Board noted the analysis by the Trust’s CCO that the Sub-Adviser’s compliance, risk management, and associated policies appeared to be operating effectively and that its policies and procedures were reasonably designed to prevent violations of federal securities laws.

In considering the nature, extent, and quality of the services provided by Vident in its capacity as a sub-adviser, the Board took into account its knowledge of Vident’s management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board noted the limited role of the Sub-Adviser as a trading sub-adviser with respect to the Fund and that the Sub-Adviser was not responsible for the overall investment strategy of the Fund. The Board concluded that Vident had sufficient quality and depth of personnel, resources, investment and trading methodologies, and compliance policies and procedures to continue to perform its duties under the Sub-Advisory Agreement with respect to the Fund and that the nature, overall quality, and extent of the services provided by Vident were satisfactory and reliable.

Performance. The Board considered the presentation by Vident and noted that Vident is primarily responsible for trading and daily monitoring of Fund positions. The Board reviewed the performance of the Fund, including information provided in the Broadridge report that compared the Fund’s performance to its Peer Group and a benchmark for the one-year period ended April 30, 2025 and since the Fund’s inception. The Board considered that Hypatia, the investment adviser of the Fund, rather than Vident, is responsible for the overall performance of the Fund. The Board considered the experience of Vident’s personnel and determined that Vident provided sufficient basis to permit the Board in its business judgment to conclude that Vident’s performance with respect to the Fund was satisfactory.

Fees and Expenses. With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund pays a unitary fee to Hypatia and that, in turn, Hypatia pays a portion of its fee to Vident. The Board noted that the sub-advisory fee rate had been negotiated between Hypatia and Vident at arms’-length, as well as the comparatively overall low level of the sub-advisory fee. In considering the level of

Hypatia Women CEO ETF

ADDITIONAL INFORMATION (Unaudited)(Continued)

July 31, 2025

the Fund’s sub-advisory fee, the Board also noted that Vident indicated that it does not manage any other accounts with a similar investment strategy. Based on the factors above, the Board concluded that the sub-advisory fee with respect to the Fund was not unreasonable.

Profitability. The Board considered the profitability of Vident and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed the profitability analysis prepared by Vident and considered the total profits, if any, of the Sub-Adviser from its relationship with the Fund. The Board noted that, because Vident’s sub-advisory fee would be paid by the Fund’s Adviser out of its unitary fee, Vident’s profitability is not a material consideration. The Board concluded that Vident’s profitability, if any, from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Vident would realize economies of scale with respect to the sub-advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board considered Vident’s profitability, if any, as well as that the sub-advisory fees are paid by Hypatia out of the unitary fee. The Board concluded that at current asset levels of the Fund, economies of scale were not a relevant consideration at this time but that the Board would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size. However, the Board noted that the Fund’s sub-advisory fee did contain breakpoints and Vident’s discussion of the same.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Vident from its association with the Fund. The Board considered that to the extent Vident used soft-dollar arrangements for the Fund, Vident will benefit from any soft-dollar benefits earned. The Board noted that Vident does not receive any other direct, indirect, or ancillary material “fall-out” benefits from its relationship with the Fund, although the Board noted that certain reputational benefits may result from the relationship. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Vident as it believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of the Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Sub-Advisory Agreement, the Board considered a variety of factors, including those discussed above, and other factors it deemed relevant, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

INVESTMENT ADVISOR

Hypatia Capital Management LLC

430 Park Avenue, 19th Floor

New York, NY 10022

SUB-ADVISOR

Vident Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino

/s/ James Colantino
Principal Executive Officer

Date:	10/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino

/s/ James Colantino
Principal Executive Officer

Date:	10/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga

/s/ Laura Szalyga
Principal Financial Officer

Date:	10/7/2025